Lease liabilities and right-of-use assets - Summary of Maturity Analysis (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	$ 4,162,521	$ 928,583
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	1,201,204	302,719
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	$ 2,961,317	$ 625,864